UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Falcon Point Capital, LLC

Address:   Two Embarcadero Center, Suite 420
           San Francisco, CA  94111


Form 13F File Number: 28-4994


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lalaine V. Le
Title:  Chief Compliance Officer
Phone:  415-782-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Lalaine V. Le                  San Francisco, CA                  5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             126

Form 13F Information Table Value Total:  $       88,078
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AT&T Corp.                     COM            001957109   236.00     6,421 SH       SOLE                    6,421      0    0
Aaron's, Inc.                  COM            002535300   406.00    14,142 SH       SOLE                   14,142      0    0
Acxiom Corp.                   COM            005125109  1486.00    72,841 SH       SOLE                   72,841      0    0
Advisory Board Company         COM            00762w107   433.00     8,239 SH       SOLE                    8,239      0    0
Alcatel-Lucent Sponsored (ADR) COM            013904305   134.00   101,030 SH       SOLE                  101,030      0    0
Alliance Data Systems Corp.    COM            018581108  1102.00     6,810 SH       SOLE                    6,810      0    0
American Axle & Mfg Holdings   COM            024061103   150.00    10,964 SH       SOLE                   10,964      0    0
Arthocare Corp.                COM            043136100   932.00    26,818 SH       SOLE                   26,818      0    0
Atmel Corp.                    COM            049513104   176.00    25,339 SH       SOLE                   25,339      0    0
Bally Technologies Inc         COM            05874b107  1328.00    25,550 SH       SOLE                   25,550      0    0
Barclays Bank iPath S&P 500 Sh COM            06740C188   216.00    10,650 SH       SOLE                   10,650      0    0
Berry Petroleum Co.            COM            085789105   320.00     6,913 SH       SOLE                    6,913      0    0
Boise Cascade Company          COM            09739d100   622.00    18,328 SH       SOLE                   18,328      0    0
Bonanza Creek Energy, Inc.     COM            097793103  1134.00    29,335 SH       SOLE                   29,335      0    0
Boulder Brands Inc.            COM            101405108   285.00    31,654 SH       SOLE                   31,654      0    0
Bravo Brio Restaurant Group    COM            10567B109   174.00    10,980 SH       SOLE                   10,980      0    0
Broadcom                       COM            111320107   224.00     6,462 SH       SOLE                    6,462      0    0
CBRE Group, Inc.               COM            12504L109   647.00    25,620 SH       SOLE                   25,620      0    0
CBS Corp                       COM            124857202   790.00    16,911 SH       SOLE                   16,911      0    0
Cadence Pharmaceuticals Inc    COM            12738t100   617.00    92,217 SH       SOLE                   92,217      0    0
Capital Senior Living Corp.    COM            140475104   698.00    26,410 SH       SOLE                   26,410      0    0
Cardtronics Inc.               COM            14161h108   223.00     8,116 SH       SOLE                    8,116      0    0
Carriage Services Inc.         COM            143905107   229.00    10,779 SH       SOLE                   10,779      0    0
Carrizo Oil & Gas Inc.         COM            144577103   576.00    22,352 SH       SOLE                   22,352      0    0
Celgene Corp.                  COM            151020104  1071.00     9,238 SH       SOLE                    9,238      0    0
Chicago Bridge & Iron-NY SHR ( COM            167250109   810.00    13,050 SH       SOLE                   13,050      0    0
CoStar Group, Inc.             COM            22160n109  1021.00     9,325 SH       SOLE                    9,325      0    0
Consolidated Graphics, Inc.    COM            209341106   829.00    21,196 SH       SOLE                   21,196      0    0
Corrections Corporation of Ame COM            22025y407  1220.00    31,222 SH       SOLE                   31,222      0    0
Crocs Inc                      COM            227046109   390.00    26,292 SH       SOLE                   26,292      0    0
DXP Enterprises Inc.           COM            233377407  1246.00    16,683 SH       SOLE                   16,683      0    0
Diamond Hill Investment Group, COM            25264R207  1681.00    21,607 SH       SOLE                   21,607      0    0
Dice Holdings Inc              COM            253017107   761.00    75,087 SH       SOLE                   75,087      0    0
Einstein Noah Restaurant Grp   COM            28257u104   596.00    40,159 SH       SOLE                   40,159      0    0
Electronics for Imaging Inc.   COM            286082102  1254.00    49,431 SH       SOLE                   49,431      0    0
ExactTarget, Inc.              COM            30064k105  1675.00    72,002 SH       SOLE                   72,002      0    0
General Cable Corp.            COM            369300108   458.00    12,502 SH       SOLE                   12,502      0    0
Gilead Sciences, Inc.          COM            375558103   929.00    18,975 SH       SOLE                   18,975      0    0
Google Inc. Class A            COM            38259p508   296.00       373 SH       SOLE                      373      0    0
Hanger Orthopedic Group, Inc.  COM            41043F208   990.00    31,398 SH       SOLE                   31,398      0    0
Hub Group, Inc.                COM            443320106   629.00    16,345 SH       SOLE                   16,345      0    0
Huron Consulting Group         COM            447462102  2007.00    49,767 SH       SOLE                   49,767      0    0
ICON plc (ADR)                 COM            G4705A100   557.00    17,261 SH       SOLE                   17,261      0    0
In Contact Inc.                COM            45336e109   763.00    94,375 SH       SOLE                   94,375      0    0
Informatica Corp.              COM            45666q102   221.00     6,407 SH       SOLE                    6,407      0    0
Insulet Corp.                  COM            45784P101   380.00    14,709 SH       SOLE                   14,709      0    0
Jack In The Box Inc.           COM            466367109  1304.00    37,703 SH       SOLE                   37,703      0    0
Jacobs Engineering Group Inc.  COM            469814107   775.00    13,784 SH       SOLE                   13,784      0    0
LAM Research                   COM            512807108   520.00    12,545 SH       SOLE                   12,545      0    0
LaSalle Hotel Properties       COM            517942108   530.00    20,870 SH       SOLE                   20,870      0    0
Leapfrog Enterprises, Inc.     COM            52186n106   975.00   113,896 SH       SOLE                  113,896      0    0
LinkedIn Corp.                 COM            53578a108   597.00     3,390 SH       SOLE                    3,390      0    0
MDC Partners Inc.              COM            552697104  2041.00   126,213 SH       SOLE                  126,213      0    0
MICROS Systems, Inc.           COM            594901100   536.00    11,779 SH       SOLE                   11,779      0    0
MRC Global Inc.                COM            55345K103   757.00    22,982 SH       SOLE                   22,982      0    0
Market Leader Inc.             COM            57056r103  1033.00   115,245 SH       SOLE                  115,245      0    0
Market Vectors Gold Miners ETF COM            57060u100   557.00    14,706 SH       SOLE                   14,706      0    0
Martin Marietta Materials      COM            573284106   571.00     5,593 SH       SOLE                    5,593      0    0
Mastercard Inc                 COM            57636q104   765.00     1,413 SH       SOLE                    1,413      0    0
Medical Properties Trust Inc.  COM            58463j304   759.00    47,300 SH       SOLE                   47,300      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Mindspeed Technologies, Inc.   COM            602682205    55.00    16,450 SH       SOLE                   16,450      0    0
Monotype Imaging Holdings Inc. COM            61022p100  2766.00   116,446 SH       SOLE                  116,446      0    0
Multimedia Games, Inc.         COM            625453105  1917.00    91,861 SH       SOLE                   91,861      0    0
NCI Buildings Systems          COM            628852204   180.00    10,378 SH       SOLE                   10,378      0    0
NII Holdings, Inc. - Class B   COM            62913f201   128.00    29,610 SH       SOLE                   29,610      0    0
NVR, Inc.                      COM            62944t105   580.00       537 SH       SOLE                      537      0    0
Natural Grocers By Vitamin Cot COM            63888U108  1097.00    48,668 SH       SOLE                   48,668      0    0
Newmont Mining Corp            COM            651639106   377.00     9,000 SH       SOLE                    9,000      0    0
O2Micro International Limited  COM            67107W100   230.00    74,069 SH       SOLE                   74,069      0    0
OSI Systems Inc.               COM            671044105   436.00     6,992 SH       SOLE                    6,992      0    0
Old Dominion Freight Line, Inc COM            679580100   387.00    10,118 SH       SOLE                   10,118      0    0
Orthofix International NV      COM            n6748l102   684.00    19,080 SH       SOLE                   19,080      0    0
PDF Solutions Inc.             COM            693282105   998.00    62,285 SH       SOLE                   62,285      0    0
Perficient Inc.                COM            71375U101   763.00    65,456 SH       SOLE                   65,456      0    0
PetroQuest Energy Inc.         COM            716748108   577.00   130,059 SH       SOLE                  130,059      0    0
Pfizer Inc                     COM            717081103   774.00    26,831 SH       SOLE                   26,831      0    0
PowerShares S&P SmallCap Healt COM            73937b886   325.00     8,101 SH       SOLE                    8,101      0    0
Premiere Global Services Inc.  COM            740585104  1365.00   124,188 SH       SOLE                  124,188      0    0
Proto Labs, INC.               COM            743713109   752.00    15,309 SH       SOLE                   15,309      0    0
Providence Service Corp        COM            743815102   258.00    13,929 SH       SOLE                   13,929      0    0
Qualcomm Inc.                  COM            747525103   269.00     4,013 SH       SOLE                    4,013      0    0
RF Micro Devices               COM            749941100    89.00    16,774 SH       SOLE                   16,774      0    0
Redwood Trust Inc.             COM            758075402   514.00    22,175 SH       SOLE                   22,175      0    0
Repligen Corp.                 COM            759916109   202.00    29,206 SH       SOLE                   29,206      0    0
Responsys Inc.                 COM            761248103  2885.00   326,018 SH       SOLE                  326,018      0    0
SHFL Entertainment, Inc.       COM            78423r105   196.00    11,817 SH       SOLE                   11,817      0    0
SPS Commerce Inc.              COM            78463m107  1086.00    25,456 SH       SOLE                   25,456      0    0
Sally Beauty Holdings, Inc.    COM            79546E104   437.00    14,871 SH       SOLE                   14,871      0    0
Sciquest Inc.                  COM            80908t101   720.00    29,948 SH       SOLE                   29,948      0    0
Tal International Group, Inc.  COM            874083108   478.00    10,540 SH       SOLE                   10,540      0    0
Tangoe Inc.                    COM            87582y108   717.00    57,849 SH       SOLE                   57,849      0    0
Team Inc.                      COM            878155100   306.00     7,445 SH       SOLE                    7,445      0    0
Terex Corp.                    COM            880779103   657.00    19,078 SH       SOLE                   19,078      0    0
The GEO Group                  COM            36159r103   879.00    23,375 SH       SOLE                   23,375      0    0
Titan Machinery Inc.           COM            88830R101   847.00    30,508 SH       SOLE                   30,508      0    0
Transocean Ltd.                COM            h8817h100   608.00    11,697 SH       SOLE                   11,697      0    0
Tutor Perini Corp.             COM            901109108   832.00    43,134 SH       SOLE                   43,134      0    0
UFP Technologies Inc.          COM            902673102   209.00    10,624 SH       SOLE                   10,624      0    0
UTI Worldwide                  COM            G87210103   437.00    30,209 SH       SOLE                   30,209      0    0
Unilife Corp.                  COM            90478e103   264.00   121,154 SH       SOLE                  121,154      0    0
Urstadt Biddle Properties      COM            917286205   612.00    28,140 SH       SOLE                   28,140      0    0
WageWorks, Inc.                COM            930427109  1294.00    51,714 SH       SOLE                   51,714      0    0
Wesco International Inc.       COM            95082P105   519.00     7,141 SH       SOLE                    7,141      0    0
Bank of America 8.2%           PRD            060505765   395.00    15,500 SH       SOLE                   15,500      0    0
Duke Energy Corp. 5.125%       PRD            26441c303   508.00    20,000 SH       SOLE                   20,000      0    0
JPMorgan Chase 8.625%          PRD            46625H621   390.00    15,000 SH       SOLE                   15,000      0    0
PNC Financial 5.375%           PRD            693475832   509.00    20,000 SH       SOLE                   20,000      0    0
PPL Corp. 5.9%                 PRD            69352P202   504.00    20,000 SH       SOLE                   20,000      0    0
Revlon Inc. 12.75%             PRD            761525708   379.00    68,323 SH       SOLE                   68,323      0    0
SCE Trust II 5.1%              PRD            78407R204   625.00    25,000 SH       SOLE                   25,000      0    0
State Street Corp 5.25%        PRD            857477509   506.00    20,000 SH       SOLE                   20,000      0    0
US Bancorp 6% Series G         PRD            902973817   278.00    10,000 SH       SOLE                   10,000      0    0
Wells Fargo Co 5.125%          PRD            949746721   500.00    20,000 SH       SOLE                   20,000      0    0
Alcatel-Lucent 2.75% due 6/15/ CVBOND         549463AH0   502.00   500,000 PRN      SOLE                  500,000      0    0
Alliance Data Systems 1.75% du CVBOND         018581AD0   812.00   395,000 PRN      SOLE                  395,000      0    0
BGC Partners Inc. 4.5% due 7/1 CVBOND         05541TAD3   495.00   500,000 PRN      SOLE                  500,000      0    0
Callidus Software Inc. 4.75% d CVBOND         13123EAB0   707.00   750,000 PRN      SOLE                  750,000      0    0
Carrizo Oil & Gas 4.375% due 6 CVBOND         144577AA1   195.00   195,000 PRN      SOLE                  195,000      0    0
Exide Technologies 0% due 9/18 CVBOND         302051AL1   568.00   600,000 PRN      SOLE                  600,000      0    0
Hercules II 6/30/29 6.5%       CVBOND         427056BC9   637.00   769,000 PRN      SOLE                  769,000      0    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Providence Service 6.5% due 5/ CVBOND         743815AB8  1022.00 1,000,000 PRN      SOLE                1,000,000      0    0
AMG Capital 5.15%              CVPFD          00170F209  1044.00    20,000 SH       SOLE                   20,000      0    0
Carriage Service Cap           CVPFD          14444T309  1064.00    20,125 SH       SOLE                   20,125      0    0
Continental Air 6% 11/15/30    CVPFD          210796306   932.00    20,000 SH       SOLE                   20,000      0    0
PetroQuest Energy 6.875%       CVPFD          716748207   502.00    15,000 SH       SOLE                   15,000      0    0
United Rentals 6.5% 8/1/28     CVPFD          91136H306   656.00    10,046 SH       SOLE                   10,046      0    0


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